Revenue Information (Tables)	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue

Revenues consist of the following:

	For the Year Ended December 31,
	2022	2023	2024
	US$	US$	US$
Revenues generated from group chatting services	214,992,171	211,760,853	225,367,240
Revenues generated from games services	88,611,351	106,742,196	113,639,697
Others	—	374,515	668,908
Total revenues	303,603,522	318,877,564	339,675,845